Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Summary of intangible assets, net
Gross carrying value	¥ 155,230	¥ 214,381
Accumulated amortization	(100,696)	(91,736)
Total	54,534	122,645		$ 7,471
Amortization expenses	17,100	20,100	¥ 21,500
Impairment charge	0	0	¥ 0
Software
Summary of intangible assets, net
Gross carrying value	6,516	6,378
Accumulated amortization	(2,429)	(1,789)
Total	4,087	4,589
License
Summary of intangible assets, net
Gross carrying value	54,905	54,904
Accumulated amortization	(54,905)	(54,904)
Content
Summary of intangible assets, net
Gross carrying value	38,300	51,600
Accumulated amortization	(25,223)	(19,558)
Total	13,077	32,042
Brand name
Summary of intangible assets, net
Gross carrying value	48,000	91,000
Accumulated amortization	(13,817)	(12,242)
Total	34,183	78,758
Technology
Summary of intangible assets, net
Gross carrying value	7,500	10,200
Accumulated amortization	(4,313)	(3,218)
Total	3,187	6,982
Others
Summary of intangible assets, net
Gross carrying value	9	299
Accumulated amortization	¥ (9)	(25)
Total		¥ 274